Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets [abstract]
Schedule of intangible assets

Intangible assets as at June 30, 2025, are as follows:

Cost	Lucid
$
As at December 31, 2024, and June 30, 2025	6,314,571

Accumulated amortization	$
As at December 31, 2024	1,380,700
Amortization	208,601
As at June 30, 2025	1,589,301

Net book value
As at June 30, 2025	4,725,270
As at December 31, 2024	4,933,871